Share-Based Compensation - Summary of Share-Based Compensation Expense Recognized to Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 7,540	$ 3,102	$ 1,188
Cost of Services Revenues
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	539	235	141
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	1,495	837	260
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	1,313	651	297
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 4,193	$ 1,379	$ 490